Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Financial Liabilities Measured on Recurring Basis
Long-term Debt
The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at March 31, 2021
New Term Loan Credit Facility	$1,321,688	$1,451,134
Notes	775,000	902,118
Notes payable and deferred obligations	2,973	2,973

Total long-term debt	$2,099,661	$2,356,225

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2020
New Term Loan Credit Facility	$1,325,000	$1,447,993
Notes	775,000	884,826
New Revolving Credit Facility	50,000	50,000
Notes payable and deferred obligations	3,618	3,618

Total long-term debt	$2,153,618	$2,386,437

Long-term Debt
The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2020
New Term Loan Credit Facility	$1,325,000	$1,447,993
Notes	775,000	884,826
New Revolving Credit Facility	50,000	50,000
Notes payable and deferred obligations	3,618	3,618

Total long-term debt	$2,153,618	$2,386,437

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First Lien Term Loan	$2,467,529	$2,413,663
Second Lien Term Loan	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

Summarizes the changes in the carrying value of estimated contingent consideration liabilities	The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

(in thousands)	March 31, 2021 2020
Beginning of the period	$45,901	$47,649
Fair value of acquisitions	2,692	17,210
Payments	—	(2,375)
Measurement period adjustments	(1,181)	—
Changes in fair value	(584)	4,577
Foreign exchange translation effects	13	(775)

End of the period	$46,841	$66,286

Summary of the estimated using the Black-Scholes option pricing
The fair value of the warrants on the date of issuance and on each remeasurement date of certain warrants issued by the Company in a private placement in connection with the Closing (the “private placement warrants”) and classified as liabilities is estimated using the Black-Scholes option pricing model using the following assumptions:

	March 31, 2021	December 31, 2020
Fair value warrants per share	$3.65	$2.90
Share Price	$11.81	$13.17
Exercise price per share	$11.50	$11.50
Term(years)	4.6 years	4.8 years
Implied volatility	34.0%	17.0%
Risk-free interest rate	0.9%	0.4%
Dividend yield	0.0%	0.0%

The fair value of the warrants on the date of issuance and on each remeasurement date of those warrants classified as liabilities is estimated using the Black-Scholes option pricing model using the following inputs and assumptions:

	Year Ended December 31, 2020	Date of Transaction October 28, 2020
Fair value warrants per share	$2.90	$1.07
Share price	$13.17	$8.86
Exercise price per share	$11.50	$11.50
Term (years)	4.8 years	5.0 years
Implied volatility	17.0%	23.4%
Risk-free interest rate	0.4%	0.3%
Dividend yield	0.0%	0.0%

Fair Value, Recurring [Member]
Schedule of fair value assets measured on a recurring basis
The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	March 31, 2021
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$156,351	$156,351	$—	$—
Derivative financial instruments	7,281	—	7,281	—

Total assets measured at fair value	$163,632	$156,351	$7,281	$—

Liabilities measured at fair value
Derivative financial instruments	$1,515	$—	$1,515	$—
Warrant liability	26,761	—	—	26,761
Contingent consideration liabilities	46,841	—	—	46,841

Total liabilities measured at fair value	$75,117	$—	$1,515	$73,602

	December 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$204,301	$204,301	$—	$—
Derivative financial instruments	1,824	—	1,824	—

Total assets measured at fair value	$206,125	$204,301	$1,824	$—

Liabilities measured at fair value
Derivative financial instruments	$1,882	$—	$1,882	$—
Warrant liability	21,234	—	—	21,234
Contingent consideration liabilities	45,901	—	—	45,901

Total liabilities measured at fair value	$69,017	$—	$1,882	$67,135

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy. The carrying amounts of “Cash and cash equivalents”, “Accounts receivable”, and “Accounts payable” approximate fair value due to the short-term maturities of these financial instruments in the Consolidated Balance Sheets.

	December 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$204,301	$204,301	$—	$—
Derivative financial instruments	1,824	—	1,824	—

Total assets measured at fair value	$206,125	$204,301	$1,824	$—

Liabilities measured at fair value
Derivative financial instruments	$1,882	$—	$1,882	$—
Warrant liability	21,234	—	—	21,234
Contingent consideration liabilities	45,901	—	—	45,901

Total liabilities measured at fair value	$69,017	$—	$1,882	$67,135

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration receivable	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration liabilities	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649